Property and Equipment	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4: PROPERTY AND EQUIPMENT

At June 30, 2019 and 2018, the Company’s property and equipment consist of the following:

	June 30,
	2019	2018
Computer equipment	$11,048	$-
Research equipment	48,383	48,383
Office and marketing	151,118	151,118
Property and equipment, at cost	210,549	199,501
Less: accumulated depreciation	(199,501)	(199,501)
Property and equipment, net	$11,048	$-

The Company recorded $0 and $683 of depreciation expense for the years ended June 30, 2019 and 2018, respectively. There was no property and equipment impairments recorded for the years ended June 30, 2019 and 2018.